DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 61.7	$ 54.1	$ 45.7
Forward freight agreements - fair value through profit and loss
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	7.5		(8.2)
Bunker swaps - fair value through profit and loss
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	5.3		2.2
Bunker swaps - hedge accounting
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	0.3		0.2
Forward exchange contracts - hedge accounting
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	(1.1)	0.4	(3.7)
Interest rate swaps - hedge accounting
DERIVATIVE FINANCIAL INSTRUMENTS
Fair value of derivatives	$ 49.7	$ 53.7	$ 55.2